Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable rate outstanding loans	$ 34,300,000	$ 54,800,000
Interest income forgone on loans classified as non-accrual	819,524	813,710	770,509
Restructured Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 174,274	$ 1,196,274
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	50.00%
Consumer Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%